Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2017
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2017 mainly includes the following:

Description	Limit 12/31/2017 (million euros)	Currency	Outstanding balance 12/31/2017 (million euros)	Arrangement date	Maturity date	Drawndown 2017 (million euros)	Repayment 2017 (million euros)
Telefónica, S.A.
Syndicated facility	2,500	EUR	—	02/19/2015	02/19/2022	—	(550)
Syndicated facility (1)	—	EUR	—	11/17/2015	03/30/2017	—	—
Structured financing (*)	679	USD	566	12/11/2015	03/11/2026	329	(48)
Structured financing (*)	469	EUR	423	12/11/2015	03/11/2026	217	(34)
Structured financing (2)(*)	—	EUR	—	06/13/2014	12/15/2017		(185)
Bilateral loan (3)	—	EUR	—	02/23/2016	02/23/2017	—	(100)
Bilateral loan (4)	—	EUR	—	11/13/2015	05/16/2017	—	(100)
Bilateral loan (5)	1,500	EUR	1,500	06/26/2014	06/26/2019	—	—
Bilateral loan (6)	—	EUR		06/30/2015	12/29/2017	—	(200)
Bilateral loan (7)	150	EUR	150	10/24/2016	03/19/2019	—	(150)
Credit facility	380	EUR	292	12/27/2002	12/27/2020	292	—
Credit facility	200	EUR	167	03/27/2013	03/14/2020	167	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	03/22/2016	03/22/2022	650	(700)
EIB Financing	—	EUR	450	06/13/2016	06/13/2025	200	—
Telefónica Europe, B.V.
Structured financing (*)	750	EUR	750	11/28/2016	11/28/2024	750	—

(1)	On March 30, 2017 an early cancellation was made for the 1,500 million euros syndicated facility originally scheduled to mature in 2019.

(2)	On December 15, 2017 an early repayment was made for the long-term financing originally scheduled to mature in 2019.

(3)	On February 23, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2019.

(4)	On May 16, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2020.

(5)
On January 17, 2017 an amendment was made to the bilateral loan, with an outstanding amount of 1,500 million euros, split into two tranches with a new amortization schedule: tranche A for 500 million euros maturing on June 26, 2017 and tranche B for 1,000 million euros maturing on June 26, 2019. Later, on February 17, 2017 a new amendment was signed extending the maturity of the tranche A for 500 million euros up to June 26, 2019.

(6)	On December 29, 2017 an early repayment was made for the 200 million euros bilateral loan originally scheduled to mature in 2020.

(7)	On December 19, 2017 an early repayment was made for 150 million euros of the 300 million euros bilateral loan originally scheduled to mature in 2019.

(8)	On February 17, 2017 a twelve-month extension was signed for the 750 million euros syndicated facility originally scheduled to mature in 2021.
(*)    Facility with amortization schedule showing in the column "Limit 12/31/2017" the undrawn amount.
The main debentures and bonds issued by the Group in 2017 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	01/17/2017	01/17/2025	1,250	1,250	EUR	1.528%
EMTN Bond	01/17/2017	10/17/2028	500	500	EUR	2.318%
EMTN Bond	01/25/2017	01/25/2019	150	150	EUR	EURIBOR 3M + 0.40%
SHELF Bond	03/08/2017	03/08/2027	1,500	1,251	USD	4.103%
SHELF Bond	03/08/2017	03/08/2047	2,000	1,667	USD	5.213%
EMTN Bond (Retap)	03/17/2017	10/17/2028	200	200	EUR	2.318%
EMTN Bond	04/18/2017	04/18/2037	200	167	USD	4.900%
SHELF Bond (Retap)	04/28/2017	03/08/2047	500	417	USD	5.213%
EMTN Bond	09/12/2017	01/12/2028	1,250	1,250	EUR	1.715%
Telefónica Brasil, S.A.
Debentures	02/08/2017	02/08/2022	2,000	504	BRL	108.25% CDI
Debentures	11/27/2017	11/27/2020	1,000	252	BRL	100% CDI + 0.24%

The main financing transactions at December 31, 2017 and 2016 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2017	12/31/2016	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	153	USD	128	190	05/03/2011	07/30/2021
Structured Financing (*)	551	USD	460	635	02/22/2013	01/31/2023
Structured Financing (*)	446	USD	371	505	08/01/2013	10/31/2023
Bilateral (1)	1,500	EUR	1,500	1,500	06/26/2014	06/26/2019
Syndicated facility	2,500	EUR	—	550	02/19/2015	02/19/2022
Bilateral (2)	—	EUR	—	200	06/30/2015	12/29/2017
Structured Financing (*)	679	USD	566	324	12/11/2015	03/11/2026
Structured Financing (*)	469	EUR	423	240	12/11/2015	03/11/2026
Bilateral loan (3)	—	EUR	—	100	02/23/2016	02/23/2017
Bilateral loan	100	EUR	100	100	02/23/2016	02/23/2021
Loan	300	EUR	300	300	03/08/2016	03/08/2021
Bilateral loan (4)	150	EUR	150	300	10/24/2016	03/19/2019
Credit	380	EUR	292	—	12/27/2002	12/27/2020
Credit	200	EUR	167	—	03/27/2013	03/14/2020
Telefónica Germany GmbH & Co. OHG
Syndicated facility (5)	750	EUR	—	50	03/22/2016	03/22/2022
EIB Financing	—	EUR	450	250	06/13/2016	06/13/2025
Telefónica Europe, B.V.
Structured Financing (*)	750	EUR	750	—	11/28/2016	11/28/2024
(1) On January 17, 2017 an amendment was made to the bilateral loan, with an outstanding amount of 1,500 million euros, split into two tranches with a new amortization schedule: tranche A for 500 million euros maturing on June 26, 2017 and tranche B for 1,000 million euros maturing on June 26, 2019. Later, on February 17, 2017 a new amendment was signed extending the maturity of the tranche A for 500 million euros up to June 26, 2019.
(2) On December 29, 2017 an early repayment was made for the 200 million euros bilateral loan originally scheduled to mature in 2020.
(3) On February 23, 2017 an early cancellation was made for the bilateral loan originally scheduled to mature in 2019.
(4) On December 19, 2017 an early repayment was made for 150 million euros of the 300 million euros bilateral loan originally scheduled to mature in 2019.
(5) On February 17, 2017 a twelve-month extension was signed for the 750 million euros syndicated facility originally scheduled to mature in 2021.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.